Commitments and contingencies (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Commitments and contingencies
Litigation against the Company	$ 0	$ 0	$ 0	$ 0